THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM (A-Share),
Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlus AssuranceSM Series,
Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlus AssuranceSM (A-Share),
Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlus AssuranceSM Series,
Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Signature

Supplement dated August 8, 2024 to the Prospectus dated May 1, 2024

This Supplement outlines a change to the investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

The Invesco V.I. Equally-Weighted S&P 500 Fund and the Multi-Manager Moderate Allocation Model will not be available in contracts issued on or after August 19, 2024.

You can obtain information at no cost by contacting your registered representative or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.